STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Begnning Balance, Amount at Dec. 31, 2012				$ (1,682,243)	$ (1,682,243)
Shares issued for exchange agreement - shares	1,154,500
Shares issued for exchange agreement - amount	$ 1,154		$ 971,846		973,000
Debt converted into shares - shares	428,900
Debt converted into shares - amount	$ 429		999,571		1,000,000
Shares sold for cash - shares	751,729
Shares sold for cash - amount	$ 752		949,248		950,000
Imputed interest - contributed capital			11,531		11,531
Founder's shares - shares	14,832,733	1,000,000
Founder's shares - amount	$ 14,833	$ 1,000			15,833
Shares issued for services - shares	2,043,200
Shares issued for services - amount	$ 2,043		38,012		40,055
Net loss				(2,601,495)	(2,601,495)
Ending Balance, Shares at Dec. 31, 2013	19,211,062	1,000,000
Ending Balance, Amount at Dec. 31, 2013	$ 19,211	$ 1,000	2,970,208	(4,283,738)	(1,293,319)
Note conversion - shares	111,328
Note conversion - amount	$ 111		159,889		160,000
Net loss				(1,136,693)	(1,136,693)
Ending Balance, Shares at Dec. 31, 2014	19,322,390	1,000,000
Ending Balance, Amount at Dec. 31, 2014	$ 19,322	$ 1,000		(5,420,431)	$ (2,270,012)
Shares issued for services - shares
Note conversion - shares	6,476,641
Note conversion - amount	$ 6,477		346,356		$ 352,833
Net loss				(64,552)	(64,552)
Ending Balance, Shares at Dec. 31, 2015	25,799,031	1,000,000
Ending Balance, Amount at Dec. 31, 2015	$ 25,799	$ 1,000	3,455,745	(4,870,645)	$ (1,388,101)
Shares issued for exchange agreement - shares					900,000
Debt converted into shares - shares					1,000,000
Shares issued for services - shares
Note conversion - shares	1,498,333
Note conversion - amount	$ 1,498		286,706		$ 288,205
Net loss				(487,089)	(487,089)
Ending Balance, Shares at Dec. 31, 2016	27,297,364	1,000,000
Ending Balance, Amount at Dec. 31, 2016	$ 27,297	$ 1,000	$ 3,455,745	$ (5,357,734)	$ (1,586,985)
Shares issued for services - shares
Net loss					$ (76,065)
Ending Balance, Amount at Mar. 31, 2017					$ (1,320,253)